                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Pascal Schmucki

Title: SIGNING AUTHORITY
       -----------------
Phone: 41 (44) 267 67 00

Signature, Place, and Date of Signing:    /s/ Pascal Schmucki
                                        --------------------------------------
                                        Schaffhausen, Switzerland, May 2, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:           20
Form 13F Information Table Value Total:   $1,014,110
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
---    --------------------    ----
1      28-11193                Biotech Focus N.V.

2      28-11191                Biotech Invest N.V.

3      28-11189                Biotech Target N.V.


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                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

           COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------- -------- --------- ------------------ ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                              TITLE OF             VALUE    SHS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
NAME OF ISSUER                  CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Achillion Pharmaceuticals Inc COM      00448Q201   15,130 1,579,340 SH       DEFINED           3 1,579,340 NONE   NONE
Alexion Pharmaceuticals Inc   COM      015351109   41,787   450,000 SH       DEFINED           2   450,000 NONE   NONE
Amylin Pharmaceuticals Inc    COM      032346108   57,992 2,323,391 SH       DEFINED           2 2,323,391 NONE   NONE
Ariad Pharmaceuticals Inc     COM      04033A100   49,591 3,103,331 SH       DEFINED           3 3,103,331 NONE   NONE
Biomarin Pharmaceutical Inc   COM      09061G101   33,412   975,545 SH       DEFINED           2   975,545 NONE   NONE
Celgene Corp                  COM      151020104  201,552 2,600,000 SH       DEFINED           2 2,600,000 NONE   NONE
Dendreon Corp                 COM      24823Q107   16,244 1,524,500 SH       DEFINED           2 1,524,500 NONE   NONE
Endocyte Inc                  COM      29269A102    4,618   927,321 SH       DEFINED           3   927,321 NONE   NONE
Gilead Sciences Inc           COM      375558103  103,095 2,110,000 SH       DEFINED           1 2,110,000 NONE   NONE
Halozyme Therapeutics Inc     COM      40637H109   61,248 4,800,000 SH       DEFINED           3 4,800,000 NONE   NONE
Human Genome Sciences Inc     COM      444903108   16,480 2,000,000 SH       DEFINED           2 2,000,000 NONE   NONE
Idenix Pharmaceuticals Inc    COM      45166R204   13,706 1,400,000 SH       DEFINED           3 1,400,000 NONE   NONE
Immunogen Inc                 COM      45253H101   52,758 3,666,300 SH       DEFINED           3 3,666,300 NONE   NONE
Incyte Corp                   COM      45337C102   96,114 4,980,000 SH       DEFINED           3 4,980,000 NONE   NONE
Isis Pharmaceuticals Inc      COM      464330109   63,440 7,233,800 SH       DEFINED           3 7,233,800 NONE   NONE
Onyx Pharmaceuticals Inc      COM      683399109    6,217   165,000 SH       DEFINED           2   165,000 NONE   NONE
Optimer Pharmaceuticals Inc   COM      68401H104   20,054 1,442,700 SH       DEFINED           3 1,442,700 NONE   NONE
Medicines Co                  COM      584688105   28,471 1,418,600 SH       DEFINED           2 1,418,600 NONE   NONE
Theravance Inc                COM      88338T104   16,443   843,244 SH       DEFINED           3   843,244 NONE   NONE
Vertex Pharmaceuticals Inc    COM      92532F100  115,758 2,822,684 SH       DEFINED           3 2,822,684 NONE   NONE


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